Label	Element	Value
T. Rowe Price Capital Appreciation Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Capital Appreciation Equity ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 18.5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.50%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s fees and expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in equity securities. The fund takes a core approach to stock selection, which means both growth and value styles of investing are utilized. The fund may purchase the stocks of companies of any size, but typically focuses on large U.S. companies. The portfolio is typically constructed in a “bottom up” manner, an approach that focuses more on evaluations of individual stocks than on analysis of overall economic trends and market cycles.

In selecting stocks, the adviser typically seeks out companies with one or more of the following characteristics:

• experienced and capable management;

• strong risk-adjusted return potential;

• leading or improving market position or proprietary advantages; and/or

• attractive valuation relative to a company’s peers or its own historical norm.

The fund seeks to maintain approximately 100 securities in the portfolio.

Sector allocations are largely the result of the fund’s focus on stock selection. At times, the fund may have a significant portion of its assets invested in the same economic sector, such as the information technology and healthcare sectors.

The fund is “nondiversified,” meaning it may invest a greater portion of its assets in a single issuer and own more of the issuer’s voting securities than is permissible for a “diversified” fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the fund commenced operations in 2023, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund commenced operations in 2023, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance information is available through troweprice.com.
T. Rowe Price Capital Appreciation Equity ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
T. Rowe Price Capital Appreciation Equity ETF | Investing style
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Investing style: Because the fund may hold stocks with either growth or value characteristics, it could underperform other funds that take a strictly growth or value approach to investing when one style is currently in favor. Growth stocks tend to be more volatile than the overall stock market and can have sharp price declines as a result of earnings disappointments. Value stocks carry the risk that the market will not recognize their intrinsic value for a long time (or at all) or that they are actually appropriately priced at a low level.

T. Rowe Price Capital Appreciation Equity ETF | Market conditions
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Market conditions: The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including economic, political, or regulatory developments, recessions, inflation, rapid interest rate changes, war, military conflict, acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues (such as the coronavirus pandemic) and related governmental and public responses (including sanctions). Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

T. Rowe Price Capital Appreciation Equity ETF | Large-cap stocks
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Large-cap stocks: Securities issued by large-cap companies tend to be less volatile than securities issued by small- and mid-cap companies. However, large-cap companies may not be able to attain the high growth rates of successful small- and mid-cap companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

T. Rowe Price Capital Appreciation Equity ETF | Stock investing
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Stock investing: Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

T. Rowe Price Capital Appreciation Equity ETF | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Nondiversification: As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a similar fund that is more broadly diversified.

T. Rowe Price Capital Appreciation Equity ETF | Sector exposure
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sector exposure: To the extent the fund invests in specific industries or sectors, it may be more susceptible to developments affecting those industries and sectors.
T. Rowe Price Capital Appreciation Equity ETF | Information technology sector
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Information technology sector: Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources, or personnel.

Healthcare sector The profitability of healthcare companies may be adversely affected by extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, a limited number of products, industry innovation, changes in technologies and other market developments. A number of issuers in the healthcare sector have recently merged or otherwise experienced consolidation. The effects of this trend toward consolidation are unknown and may be far-reaching. Many healthcare companies are heavily dependent on patent protection. The expiration of a company’s patents may adversely affect that company’s profitability. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and such efforts ultimately may be unsuccessful. Companies in the healthcare sector may be thinly capitalized and may be susceptible to product obsolescence.

T. Rowe Price Capital Appreciation Equity ETF | Authorized Participant
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Authorized Participant: Only an Authorized Participant may engage in creation or redemption transactions directly with the fund. The fund has a limited number of intermediaries that act as Authorized Participants, and none of these Authorized Participants are or will be obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the fund and no other Authorized Participant is able to step forward to create or redeem, (i) the market price of the fund’s shares may trade at a premium or discount to its net asset value (NAV), (ii) an active trading market for the fund may not develop or be maintained, and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of the fund will continue to be met or remain unchanged.

T. Rowe Price Capital Appreciation Equity ETF | New fund
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

New fund: Because the fund is new, it has a relatively small number of shareholders and assets under management. As a result, the portfolio manager may experience difficulties in fully implementing the fund’s investment program and may be less able to respond to increases in shareholder transaction activity. The fund’s limited operating history could make it more difficult to evaluate the performance of the portfolio manager and the fund’s investment strategies. In addition, there can be no assurance that the fund will ultimately grow to an economically viable size, which could lead to the fund eventually ceasing its operations.

T. Rowe Price Capital Appreciation Equity ETF | Active management
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Active management: The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

T. Rowe Price Capital Appreciation Equity ETF | Cybersecurity breaches
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity breaches: The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, confidential information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

T. Rowe Price Capital Appreciation Equity ETF | Capital Appreciation Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.31%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.31%
1 Year	rr_ExpenseExampleYear01	$ 32
3 Years	rr_ExpenseExampleYear03	100
5 Years	rr_ExpenseExampleYear05	174
10 Years	rr_ExpenseExampleYear10	$ 393